Schedule of Warrants Outstanding Exercise Price (Details)	Dec. 31, 2023 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants	145,061,976
Number of warrants exercisable	145,061,976
Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Apr. 01, 2025
Exercise price | $ / shares	$ 0.37
Number of warrants	40,538,969
Number of warrants exercisable	40,538,969
Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Dec. 31, 2025
Exercise price | $ / shares	$ 0.59
Number of warrants	32,895,200
Number of warrants exercisable	32,895,200
Warrants Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Feb. 09, 2026
Exercise price | $ / shares	$ 0.60
Number of warrants	17,112,500
Number of warrants exercisable	17,112,500
Warrants Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Feb. 16, 2026
Exercise price | $ / shares	$ 0.60
Number of warrants	2,881,580
Number of warrants exercisable	2,881,580
Warrants Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Mar. 27, 2026
Exercise price | $ / shares	$ 0.15
Number of warrants	51,633,727
Number of warrants exercisable	51,633,727